Advisors Asset Management, Inc.
                              18925 Base Camp Road
                            Monument, Colorado  80132



                                January 31, 2012



Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549



     Re:                 Advisors Disciplined Trust 432
                             333-161979  CIK 1468861

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent post effective amendment to the registration statement on Form S-6 for the above captioned trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Post effective Amendment No. 2, which was the most recent post effective Amendment to the Registration Statement, was filed electronically with the Commission on January 30, 2012.

                                Very truly yours,

                                Advisors Disciplined Trust 432

                                By:  Advisors Asset Management, Inc.


                                By     /s/ ALEX R. MEITZNER
                                  ------------------------------
                                         Alex R. Meitzner
                                       Senior Vice President